Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
LOSS PER SHARE
8.	LOSS PER SHARE

Basic earnings (loss) per share is computed by dividing the net profit or loss by the weighted average number of common shares outstanding during the period. Diluted income per share is calculated by dividing net income attributable to common shares by the weighted average number of common and dilutive common equivalents shares outstanding during the period. Common equivalents shares consist of shares issuable upon the conversion of convertible notes using the if-converted method.

The number of warrants is excluded from the computation as the anti-dilutive effect.

The following table sets forth the computation of basic and diluted loss per common share for the six months ended June 30, 2021 and 2020 respectively:

	For the Six Months Ended June 30,
	2021	2020

Net loss attributable to TD Holdings, Inc.’s Stockholders	$(1,180,420)	$(5,809,897)

Weighted Average Shares Outstanding-Basic	95,025,014	30,579,616
Net loss per share - basic and diluted
Net loss per share from continuing operations – basic and diluted	$(0.01)	$(0.17)
Net income (loss) per share from discontinued operations – basic and diluted	$-	$(0.02)

	For the Three Months Ended June 30,
	2021	2020

Net income (loss) attributable to TD Holdings, Inc.’s Stockholders	$357,856	$(5,462,485)

Weighted Average Shares Outstanding-Basic	96,821,039	47,486,210
Weighted Average Shares Outstanding-Diluted	102,312,155	-
Net loss per share - basic and diluted
Net income (loss) per share from continuing operations – basic	$(0.00)	$(0.11)
Net income (loss) per share from continuing operations – diluted	$(0.00)	$-
Net income (loss) per share from discontinued operations – basic and diluted	$-	$(0.01)

10.	LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the years ended December 31, 2020 and 2019, respectively:

	For the Years Ended December 31,
	2020	2019
Net loss attributable to TD Holdings, Inc.’s Stockholders	$(5,951,613)	$(6,933,950)

Weighted Average Shares Outstanding-Basic and Diluted	51,273,048	7,776,306

Income (loss) per share - basic and diluted	$(0.12)	$(0.89)
Net loss per share from continuing operations – basic and diluted	$(0.05)	$(0.67)
Net loss per share from discontinued operations – basic and diluted	$(0.07)	$(0.22)

Basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted loss per share is the same as basic loss per share due to the lack of dilutive items in the Company for the years ended December 31, 2020 and 2019. The number of warrants is excluded from the computation as the anti-dilutive effect.

The following table includes the number of shares that may be dilutive potential common shares in the future. The holders of these shares do not have a contractual obligation to share in our losses and thus these shares were not included in the computation of diluted loss per share because the effect was antidilutive.

	December 31, 2020	December 31, 2019
Warrants	1,903,370	3,033,370
	1,903,370	3,033,370